Lease agreements - Lease liabilities - General information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Total lease liabilities	€ 7,371	€ 6,932		€ 6,531
Non-current lease liabilities	5,875	5,593	€ 5,609
Current lease liabilities	€ 1,496	€ 1,339	€ 1,363